Commitments, contingencies and guarantees	12 Months Ended
Mar. 31, 2023
Commitments, Contingencies and Guarantees [Abstract]
Commitments, contingencies and guarantees
19. Commitments, contingencies and guarantees:
Commitments—
Credit and investment commitments
In connection with its banking and financing activities, Nomura provides commitments to extend credit which general
l
y have fixed expiration dates. In connection with its investment banking activities, Nomura enters into agreements with clients under which Nomura commits to underwrite securities that may be issued by the clients. As a member of certain central clearing counterparties, Nomura is committed to provide liquidity facilities through entering into reverse repo transactions backed by government and government agency debt securities with those counterparties in a situation where a default of another clearing member occurs. The outstanding commitments under these agreements are included below as commitments to extend credit.
Nomura has commitments to invest in various partnerships and other entities and also has commitments to provide financing for investments related to these partnerships. The outstanding commitments under these agreements are included below as commitments to invest.
The following table presents a summary of the key types of outstanding commitments provided by Nomura as of March 31, 2022 and 2023.

	Millions of yen
	March 31, 2022	March 31, 2023
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,135,695	¥1,623,897
Other commitments to extend credit	877,156	1,010,332

Total	¥2,012,851	¥2,634,229

Commitments to invest	¥32,286	¥21,994

Maturity profile
of these com
mitments as of Ma
rch 31
, 2023:

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,623,897	¥1,623,897	¥—	¥—	¥—
Other commitments to extend credit	1,010,332	199,120	289,991	338,978	182,243

Total	¥2,634,229	¥1,823,017	¥289,991	¥338,978	¥182,243

Commitments to invest	¥21,994	¥195	¥1,292	¥5,003	¥15,504
The contractual amounts of these commitments to extend credit represent the maximum amounts at risk assuming the contracts are fully drawn upon, should all the counterparties default, and the value of all collateral or credit mitigations becomes worthless. The total contractual amount of these commitments may not represent actual future cash outflows since the commitments may expire without being drawn upon. The credit risk associated with these commitments varies depending on the clients’ creditworthiness and the value and quality of collateral held. Nomura evaluates each client’s creditworthiness on a case-by-case
basis
. The amount of collateral obtained, if deemed necessary by Nomura upon extension of credit, is based on credit evaluation of the counterparty.

Other commitments
Purchase obligations for goods or services that include payments for construction-related, advertising, and computer and telecommunications maintenance agreements amounted to

¥
98,214

million as of March 31, 2022 and
¥
99,134
 million
as of March 31, 2023.
As of March 31, 2023, these purchase obligations had the following maturities:

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Purchase obligations	¥99,134	¥21,501	¥7,767	¥3,119	¥63,879	¥927	¥1,941
Above table includes the commitment to purchase parts of the redeveloped real estate in Tokyo Nihonbashi district from the redevelopment association.
Nomura has commitments under resale and repurchase agreements including amounts in connection with collateralized agreements and collateralized financing. These commitments amounted to ¥1,565 billion for resale agreements and ¥2,673 billion for repurchase agreements as of March 31, 2022 and ¥1,143 billion for resale agreements and ¥2,146 billion for repurchase agreements as of March 31, 2023.
Nomura has commitments to purchase notes held by our clients. These commitments amounted to ¥
15
billion as of March 31, 2022 and ¥
14 billion as of
March 31, 2023.
In
Japan, there is a market in which participants lend and borrow debt and equity securities without collateral to and from financial institutions. Under these arrangements, Nomura had obligations to return debt and equity securities borrowed without collateral of ¥1,219 billion and ¥952 billion as of March 31, 2022 and 2023, respectively.
As a member of various securities clearing houses and exchanges, Nomura may be required to assume a certain share of the financial obligations of another member who may default on its obligations to the clearing house or the exchange. These guarantees are generally required under the membership agreements. To mitigate these risks, exchanges and clearing houses often require members to post collateral. The potential for Nomura to make payments under such guarantees is deemed remote.
Contingencies—
Investigations, lawsuits and other legal proceedings
In the normal course of business as a global financial services entity, Nomura is involved in investigations, lawsuits and other legal proceedings and, as a result, may suffer loss from any fines, penalties or damages awarded against Nomura, any settlements Nomura chooses to make to resolve a matter, and legal and other advisory costs incurred to support and formulate a defense.
The ability to predict the outcome of these actions and proceedings is inherently difficult, particularly where claimants are seeking substantial or indeterminate damages, where investigations and legal proceedings are at an early stage, where the matters present novel legal theories or involve a large number of parties, or which take place in foreign jurisdictions with complex or unclear laws.

The
Company regularly evaluates each legal proceeding and claim on a case-by-case
basis in consultation with external legal counsel to assess whether an estimate of possible loss or range of loss can be made, if recognition of a liability is not appropriate. In accordance with ASC 450 “
Contingencies
” (“ASC 450”), the Company recognizes a liability for this risk of loss arising on each individual matter when a loss is probable and the amount of such loss or range of loss can be reasonably estimated. The amount recognized as a liability is reviewed at least quarterly and is revised when further information becomes available. If these criteria are not met for an individual matter, such as if an estimated loss is only reasonably possible rather than probable, no liability is recognized. However, where a material loss is reasonably possible, the Company will disclose details of the legal proceeding or claim below. Under ASC 450 an event is defined as reasonably possible if the chance of the loss to the Company is more than remote but less than probable. As of March 31, 2021, 2022 and 2023, a total liability of ¥62,889 million, ¥
76,866 million and ¥42,459
 million has been recognized, respectively, and reported within the consolidated balance sheets within
Other liabilities
in respect of outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. Total expenses recognized through earnings during the year ended March 31, 2021 and 2022 were ¥41,131 million and ¥
63,338
 million, respectively, which has been reported within the consolidated statements of income within
Non-interest
expenses
—
Other
. Total expenses recognized through earnings during the year ended March 31, 2023 was immaterial.
The most significant actions and proceedings against Nomura are summarized below. The Company believes that, based on current information available as of the date of these consolidated financial statements, the ultimate resolution of these actions and proceedings will not be material to the Company’s financial condition. However, an adverse outcome in certain of these matters could have a material adverse effect on the consolidated statements of income or cash flows in a particular quarter or annual period.
For
certain of the significant actions and proceedings, the Company is currently able to estimate the amount of reasonably possible loss, or range of reasonably possible losses, in excess of amounts recognized as a liability (if any) against such cases. These estimates are based on current information available as of the date of these consolidated financial statements and include, but are not limited to, the specific amount of damages or claims against Nomura in each case. As of June 28, 2023, for those cases where an estimate of the range of reasonably possible losses can be made, the Company estimates that the total aggregate reasonably possible maximum loss in excess of amounts recognized as a liability (if any) against these cases is approximately ¥
51 billion.
For certain other significant actions and proceedings, the Company is unable to provide an estimate of the reasonably possible loss or range of reasonably possible losses because, among other reasons, (i) the proceedings are at such an early stage there is not enough information available to assess whether the stated grounds for the claim are viable; (ii) damages have not been identified by the claimant; (iii) damages are unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; (v) there are significant legal issues to be resolved that may be dispositive, such as the applicability of statutes of limitations; (vi) there are novel or unsettled legal theories underlying the claims and/or (vii) a judgment has been made against Nomura but detailed reasons for the basis for the judgment and how the amount of the judgment has been determined have not yet been received.
Nomura will continue to cooperate with regulatory investigations and to vigorously defend its position in the ongoing actions and proceedings set out below, as appropriate.
Claims for reimbursement of tax credits paid on dividends on Italian shares have been made by the tax authorities in Pescara, Italy alleging breaches of the U.K.-Italy Double Taxation Treaty of 1998 against IBJ Nomura Financial Products (UK) PLC (“IBJN”) a group company which has been in members’
voluntary

liquidation
since 2000. An Italian Supreme Court judgment in June 2019 confirmed that an amount of approximately EUR
38

million (comprised of tax credit refunds plus accrued interest), plus further interest, was payable by IBJN to the Italian tax authorities.
In October 2010 and June 2012, two actions were brought against NIP, seeking recovery of payments allegedly made to NIP by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. (collectively, “Fairfield Funds”), which are now in liquidation and were feeder funds to Bernard L. Madoff Investment Securities LLC (in liquidation pursuant to the Securities Investor Protection Act in the U.S. since December 2008) (“BLMIS”). The first suit was brought by the liquidators of the Fairfield Funds. It was filed on October 5, 2010 in the Supreme Court of the State of New York, but was subsequently removed to the United States Bankruptcy Court for the Southern District of New York. The second suit was brought by the Trustee for the liquidation of BLMIS (“Madoff Trustee”). NIP was added as a defendant in June 2012 when the Madoff Trustee filed an amended complaint in the United States Bankruptcy Court for the Southern District of New York. Both actions seek to recover approximately $34 million plus interest.
Certain of the Company’s subsidiaries in the U.S. securitized residential mortgage loans in the form of residential mortgage-backed securities (“RMBS”). These subsidiaries did not generally originate mortgage loans, but purchased mortgage loans from third-party loan originators (“originators”). In connection with such purchases, these subsidiaries received loan level representations from the originators. In connection with the securitizations, the relevant subsidiaries provided loan level representations and warranties of the type generally described below, which mirror the representations the subsidiaries received from the originators.
The loan level representations made in connection with the securitization of mortgage loans were generally detailed representations applicable to each loan and addressed characteristics of the borrowers and properties. The representations included, but were not limited to, information concerning the borrower’s credit status, the loan-to-value
ratio, the owner occupancy status of the property, the lien position, the fact that the loan was originated in accordance with the originator’s guidelines, and the fact that the loan was originated in compliance with applicable laws. Certain of the RMBS issued by the subsidiaries were structured with credit protection provided to specified classes of certificates by monoline insurers.
With respect to certain of the RMBS issued from 2005 to 2007, the relevant subsidiaries received claims demanding the repurchase of certain loans from trustees of various securitization trusts, made at the instance of one or more investors, or from certificate insurers. The total original principal amount of loans for which repurchase claims were received by the relevant subsidiaries within six years of each securitization is
$3,203
million. The relevant subsidiaries summarily rejected any demand for repurchase received after the expiration of the statute of limitations applicable to breach of representation claims. For those claims received within six years, the relevant subsidiaries reviewed each claim received, and rejected those claims believed to be without merit or agreed to repurchase certain loans for those claims that the relevant subsidiaries determined to have merit. In several instances, following the rejection of repurchase demands, investors instituted actions through the trustee alleging breach of contract from 2011 to 2014. The breach of contract claims that were brought within the six-year statute of limitations for breach of contract actions have survived motions to dismiss and discovery was completed and Notes of Issue were filed. The Company has been engaged in efforts to resolve the actions outside of Court; certificateholder approval has been obtained for five settlement agreements and the Court is currently reviewing the agreements for approval.
A monoline insurer, Ambac Assurance Corp (“Ambac”), brought an action in April 2013 against Nomura Credit & Capital, Inc. (“NCCI”) and Nomura Holding America Inc. (“NHA”) alleging breach of contract with respect to representations concerning specific loan characteristics and fraud in the inducement of the insurance

contract
based on misrepresentations concerning the loans for two trusts insured by Ambac. The court dismissed all claims against NHA. Ambac and NCCI resolved all claims and the action was dismissed pursuant to a stipulation filed January 3, 2023.
In November 2011, NIP was served with a claim filed by the Madoff Trustee in the United States Bankruptcy Court for the Southern District of New York. This is a clawback action similar to claims filed by the Madoff Trustee against numerous other institutions. The Madoff Trustee alleges that NIP received redemptions from the BLMIS feeder fund, Harley International (Cayman) Limited in the six years prior to December 11, 2008 (the date proceedings were commenced against BLMIS) and that these are avoidable and recoverable under the U.S. Bankruptcy Code and New York law. The amount that the Madoff Trustee is currently seeking to recover from NIP is approximately $24.4 million plus interest.
In March 2013, Banca Monte dei Paschi di Siena SpA (“MPS”) issued a claim in the Italian Courts against (1) two former directors of MPS and (2) NIP. MPS alleged that the former directors improperly caused MPS to enter into certain structured financial transactions with NIP in 2009 (“Transactions”) and that NIP acted fraudulently and was jointly liable for the unlawful conduct of MPS’s former directors. MPS claimed damages of not less than EUR 1.1 billion.
In March 2013, NIP commenced a claim against MPS in the English Courts. The claim was for declaratory relief confirming that the Transactions remained valid and contractually binding. MPS filed and served its defence and counterclaim to these proceedings in March 2014. MPS alleged in its counterclaim that NIP was liable to make restitution of a net amount of approximately EUR 1.5 billion, and sought declarations regarding the illegality and invalidity of the
Transactions.
On
September 23, 2015, NIP entered into a settlement agreement with MPS to terminate the Transactions. NIP believes that the Transactions were conducted legally and appropriately, and does not accept the allegations made against it or admit any wrongdoing. Taking into account the views of relevant European financial authorities and the advice provided by external experts, NIP considered it to be in its best interests to reach a settlement in relation to this matter. As part of the agreement, the Transactions were unwound at a discount of EUR 440 million in favour of MPS and the civil proceedings between MPS and NIP in Italy and England, respectively, will no longer be pursued. Pursuant to the settlement agreement MPS and NIP applied to the Italian Courts to discontinue the proceedings brought by MPS against NIP. These proceedings have since been discontinued.
In April 2013, an investigation was commenced by the Public Prosecutor’s office in Siena, Italy, into various allegations against MPS and certain of its former directors, including in relation to the Transactions. The investigation was subsequently transferred to the Public Prosecutor of Milan. On April 3, 2015, the Public Prosecutor’s office in Milan issued a notice concluding its preliminary investigation. The Public Prosecutor was seeking to indict MPS, three individuals from MPS’s former management, NIP and two former NIP employees for, among others, the offences of false accounting and market manipulation in relation to MPS’s previous accounts. The preliminary hearing at which the Milan criminal court considered whether or not to grant the indictment concluded on October 1, 2016, the Judge ordering the trial of all individuals and banks involved except for MPS (which entered into a plea bargaining agreement with the Public Prosecutor). The trial commenced in December 2016. As part of these proceedings, a number of civil claimants have been permitted to bring damages claims against a number of entities and individuals, including NIP.
On
November 8, 2019, the court delivered its oral verdict, finding two former employees of NIP guilty of false accounting, market manipulation and obstructing the supervisory activities of CONSOB and that NIP had

breached
Italian corporate liability legislation. In so doing it imposed a fine of EUR 3.45 million on NIP as well as ordering confiscation of EUR 88 million. On May 12, 2020, the court issued the detailed reasoning for the verdict (including the rationale for the penalties imposed). NIP appealed the decision to the Milan Court of Appeal. On May 6, 2022, the Milan Court of Appeal delivered its oral verdict, overturning the first instance judgment and acquitting the two former employees of NIP of all charges. The court also overturned the first instance judgment in respect of NIP and quashed the EUR 3.45 million fine and EUR 88 million confiscation order imposed on NIP. The detailed reasoning for the verdict was made available on October 3, 2022. In November 2022, the Public Prosecutor appealed the decision to the Supreme Court.
In addition, NIP is involved in a number of separate civil or administrative matters relating to the Transactions including those described further below.
In January 2018, a claim before the Italian Courts brought by two claimants, Alken Fund Sicav (on behalf of two Luxembourg investment funds Alken Fund European Opportunities and Alken Fund Absolute Return Europe) and Virmont S.A. (formerly, Alken Luxembourg S.A, the funds’ management company) (collectively referred to as “Alken”) was served on NIP. The claim was made against NIP, MPS, four MPS former directors and a member of MPS’s internal audit board, and sought monetary damages of approximately EUR
434 million
plus interest, as well as
non-monetary
damages in an amount left to be quantified by the Judge. In July 2021, the court rejected all of Alken’s claims. In February 2022, Alken appealed the decision to the Milan Court of Appeal.
In May 2019, a claim before the Italian Courts brought by York Global Finance Offshore BDH (Luxembourg) Sàrl and a number of seemingly related funds was served on NIP. The claim is made against NIP, MPS, two MPS former directors and a member of MPS’s internal audit board, and seeks monetary damages of approximately EUR 186.7 million plus interest, as well as non-monetary
damages in an amount left to be quantified by
the Judge.
Additionally
, NIP was served by the Commissione Nazionale per le Società e la Borsa (“CONSOB”, the Italian financial regulatory authority) with a notice commencing administrative sanction proceedings for market manipulation in connection with the Transactions. In relation to the Transactions, the notice named MPS, three individuals from MPS’s former management and two former NIP employees as defendants, whereas NIP was named only in its capacity as vicariously liable to pay any fines imposed on the former NIP employees. On May 22, 2018 CONSOB issued its decision in which it levied EUR 100,000 fines in relation to each of the two former NIP employees. In addition, CONSOB decided that the two employees did not meet the necessary Italian law integrity requirements to perform certain senior corporate functions, for a period of three months and six months respectively. NIP was vicariously liable to pay the fines imposed on its former employees. NIP paid the fines and appealed the decision to the Milan Court of Appeal. In December 2020, the Court of Appeal annulled the CONSOB decision against NIP. CONSOB has appealed the Court of Appeal’s decision to the Italian Supreme
Court.
In
June 2016 and August 2016, Nomura International (Hong Kong) Limited (“NIHK”) and Nomura Special Investments Singapore Pte Limited (“NSIS”) were respectively served with a complaint filed in the Taipei District Court against NIHK, NSIS and certain individuals by Cathay United Bank, Co., Ltd., Taiwan Cooperative Bank Ltd., Chang Hwa Commercial Bank Ltd., Taiwan Business Bank Ltd., KGI Bank and Hwatai Bank Ltd. (collectively, “Syndicate Banks”). The Syndicate Banks’ complaint relates to a
$60
million syndicated term loan to a subsidiary of Ultrasonic AG that was arranged by NIHK, and made by the Syndicate Banks together with NSIS. The Syndicate Banks’ allegations in the complaint included allegations that NIHK failed to comply with its fiduciary duties to the lenders as the arranger of the loan and the Syndicate Banks sought to recover approximately
$48 million
in damages, plus interest. By judgment dated June 2, 2022, the Taipei
District

Court
dismissed the Syndicate Banks’ claims in entirety. On July 4, 2022, a Statement of Appeal was filed by 5 of the 6 Syndicate Banks (Cathay United Bank Co., Ltd., Taiwan Cooperative Bank Ltd., Chang Hwa Commercial Bank Ltd., Taiwan Business Bank Ltd. and Hwatai Bank Ltd., together the “Appellants”), indicating the Appellants’ intention to appeal the Taipei District Court decision to the Taiwan High Court. The claim amount for the appeal was approximately
$42.6
million in damages, plus interest. The Appellants’ appeal was dismissed on August 30, 2022. The Taipei District Court judgment dated June 2, 2022, dismissing the Syndicate Banks’ claims, became final and binding on September 19, 2022.
On
May 20, 2021, NIP and the Company were named as addressees in a decision issued by the European Commission in which NIP, the Company and various other third party banks have been found to have infringed EU competition law in connection with their activity in the primary and secondary markets for European Government Bonds (“EGB”). The European Commission found that the infringement consisted of anticompetitive agreements and/or concerted practices in the EGB sector in breach of EU competition law and fined NIP and the Company approximately EUR 129.6 million. In August 2021, NIP and the Company appealed the decision. The fine has been provisionally paid, as is required, pending the outcome of NIP and the Company’s appeal.
NIP and Nomura Securities International, Inc. (“NSI”) were named as defendants in a class action filed in the United States District Court for the Southern District of New York alleging violations of U.S. antitrust law in relation to the alleged manipulation of the primary and secondary markets for EGB. NSI has been dismissed from the action.
Additionally, NIP and NSI were named as defendants in a separate class action filed in the Toronto Registry Office of the Federal Court of Canada alleging violations of Canadian competition law relating to the alleged manipulation of the market for supranational, sub-sovereign
and agency bonds. In October 2022, subject to approval by the Federal Court of Canada, NIP and NSI have agreed to settle the class action.
Nomura
is responding to requests for information from the U.S. Commodity Futures Trading Commission (“CFTC”) in relation to swap trading related to bond issuances. On February 1, 2021, the CFTC filed a civil enforcement action against a Nomura employee and charged him with violating the anti-fraud, price manipulation and false statements provisions of the Commodity Exchange Act in relation to a 2015 interest rate swap transaction.
Nomura
also responded to requests for information from the CFTC in relation to compliance with records preservation requirements relating to the use of non-Nomura
approved messaging platforms for business communications
. In September 2022, Nomura agreed to pay
a
$50 million civil monetary
penalty
and to comply with certain
non-monetary
undertakings ordered by the CFTC.
NSI also responded to requests for information from the Securities and Exchange Commission (“SEC”) in connection with an investigation of compliance with records preservation requirements relating to the use of non-Nomura
approved messaging platforms for business communications. In September 2022, NSI agreed to pay
 a
$50 million civil monetary
penalty
and to comply with certain
non-monetary
undertakings ordered by the SEC.
The SEC and the United States Department of Justice (“DOJ”) investigated past activities of several former employees of NSI in respect of commercial and residential mortgage-backed securities transactions in the secondary market. In July 2019, NSI entered into settlements with the SEC concerning its supervision of certain former employees, and the investig ation has conc
luded. The investigation by the DOJ has been ongoing and NSI has been cooperating fully.

In
September 2017 and November 2017, NIHK and NSIS were respectively served with a complaint filed in the Taipei District Court against NIHK, NSIS, China Firstextile (Holdings) Limited (“FT”) and certain individuals by First Commercial Bank, Ltd., Land Bank of Taiwan Co., Ltd., Chang Hwa Commercial Bank Ltd., Taishin International Bank, E.Sun Commercial Bank, Ltd., CTBC Bank Co., Ltd., Hwatai Bank, Ltd. and Bank of Taiwan (collectively, “FT Syndicate Banks”). The FT Syndicate Banks’ complaint relates to a $100 million syndicated term loan facility to borrower FT that was arranged by NIHK, and made by the FT Syndicate Banks together with NSIS. The FT Syndicate Banks’ allegations in the complaint include tort claims under Taiwan law against the defendants. The FT Syndicate Banks seek to recover approximately $68 million in damages
,
plus interest.
In August 2017, the Cologne public prosecutor in Germany notified NIP that it is investigating possible tax fraud by individuals who worked for the Nomura Group in relation to the historic planning and execution of trading strategies around dividend record dates in certain German equities (known as “cum/ex” trading) and in relation to filings of tax reclaims in 2007 to 2012. During the fiscal year ended March 31, 2020, Nomura Group became aware that certain of those individuals would be the subject of investigative proceedings in Germany. NIP and another entity in the Nomura Group are cooperating with the investigation, including by disclosing to the public prosecutor certain documents and trading data, and Nomura Group premises in Frankfurt were raided by the public prosecutor in April 2023 for the purpose of obtaining additional data and documents. It appears that the investigation has expanded including to also now encompass cum/cum trading strategies in certain German equities. If the investigation involving Nomura Group entities and former individuals proceeds to trial, the individuals could face criminal sanctions and Nomura Group entities could face administrative sanctions such as administrative fines or profit confiscation orders.
Stichting Vestia, a Dutch housing association and former counterparty, asserted a claim against NIP relating to derivative transactions entered into between Vestia and NIP between 2009 and 2011. On February 1, 2022, Vestia commenced proceedings against NIP in the English Courts. The proceedings alleged that the transactions were void because Vestia lacked the capacity and/or the authority to enter into them. Vestia sought restitution of a

net amount of approximately
EUR

153.5 million plus interest in respect of those transactions. In December 2022, NIP, with no admission of liability or wrongdoing, entered into a confidential settlement agreement with Vestia pursuant to which the parties settled all claims relating to the Transactions.
In the context of a secured financing and the enforcement of the related pledge agreements following events of default attributable to the counterparty, on February 8, 2022, two former pledgors served a formal notice stating their intention to commence legal proceedings against Nomura European Investment Limited (“NEI”) as lender and NIP as security agent. The pledgors alleged that there had been certain valuation errors in relation to enforcement of the related pledge agreements and sought compensation from NEI or, alternatively, from NIP. On November 9, 2022, NEI and NIP entered into a settlement agreement with the pledgors to resolve the potential claim with no admission of liability or wrongdoing.
In August and October 2022, Nomura Financial Advisory and Securities (India) Private Limited (“NFASI”) was served with two commercial suits filed with the Bombay High Court against NFASI and other parties. The lawsuits relate to the same equity disposal where the plaintiffs were two of the sellers and NFASI acted as financial advisor to the sellers, and include allegations that NFASI failed to comply with its duties as financial advisor. The total claim amounts in the suits are approximately INR

2.6 billion in damages, plus interest.
Guarantees—
In the normal course of business, Nomura enters into various guarantee arrangements with counterparties in the form of standby letters of credit and other guarantees, which generally have a fixed expiration date.

In
addition, Nomura enters into certain derivative contracts that meet the accounting definition of a guarantee, namely derivative contracts that contingently require a guarantor to make payment to a guaranteed party based on changes in an underlying that relate to an asset, liability or equity security held by a guaranteed party. Since Nomura does not track whether its clients enter into these derivative contracts for speculative or hedging purposes, Nomura includes relevant information about these derivative contracts that could meet the accounting definition of guarantees in the disclosure below.
For information about the maximum potential amount of future payments that Nomura could be required to make under these derivative contracts, the notional amount of contracts has been disclosed, except for certain derivative contracts, such as written interest rate caps and written currency options, the maximum potential payout amount cannot be estimated, as increases in interest or foreign exchange rates in the future could be theoretically unlimited.
The notional amounts do not represent anticipated losses from these derivatives contracts. As Nomura measures all derivative contracts at fair value, carrying value is considered the best indication of probability of payment and performance risks for these derivative contracts. Nomura may also reduce net exposures to certain of these contracts by entering into offsetting transactions or by entering into contracts that hedge the market risks related to these derivative contracts.
The
following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees.

	Millions of yen
	March 31
	2022		2023
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts (1)(2)	¥6,151,646	¥393,709,887	¥8,983,145	¥514,420,432
Standby letters of credit and other guarantees (3)	—	1,698,193	—	1,544,159

(1)	Credit derivatives are disclosed in Note 3 “ Derivative instruments and hedging activities ” and are excluded from above.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
(3)
Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee is minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.

The following table presents maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees as of March 31, 2023.

	Millions of yen
	Carrying value	Maximum potential payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥8,983,145	¥514,420,432	¥100,153,216	¥197,535,388	¥66,032,944	¥150,698,884
Standby letters of credit and other guarantees	—	1,544,159	1,517,287	15,903	10,258	711